JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 28.0%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025	10,453,191	10,112,302
0.13%, 4/15/2026 (a)	76,543,642	73,070,982
2.38%, 10/15/2028	56,486,836	57,092,774
1.75%, 1/15/2034	39,279,234	37,937,212
Total U.S. Treasury Obligations (Cost $179,898,041)		178,213,270
Corporate Bonds — 26.6%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	360,362
Boeing Co. (The)
2.75%, 2/1/2026	782,000	740,040
3.10%, 5/1/2026	931,000	882,327
6.39%, 5/1/2031 (b)	314,000	317,629
6.53%, 5/1/2034 (b)	88,000	89,225
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	409,790
Leidos, Inc. 2.30%, 2/15/2031	767,000	628,966
RTX Corp. 5.75%, 1/15/2029	1,500,000	1,538,836
		4,967,175
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	180,631
Automobiles — 0.4%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	846,322
2.38%, 10/15/2027 (b)	919,000	831,680
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	564,053
		2,242,055
Banks — 7.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	788,385
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	271,435
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,513,331
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	182,742
2.75%, 12/3/2030	1,600,000	1,334,238
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21,000	20,056
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	166,396
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	900,816
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,147,000	1,140,805
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	2,777,000	2,267,562
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,707,000	1,695,784
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,525,000	1,401,369
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	37,416
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	699,000	710,620
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	400,000	399,742
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	307,074
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	500,000	482,442
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	277,978

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	964,000	884,782
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	1,194,000	965,497
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	982,238
4.45%, 9/29/2027	472,000	459,428
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	86,703
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,200,000	997,656
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	450,000	379,948
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	686,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	250,468
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	1,500,000	1,441,630
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	800,000	794,855
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	407,440
Discover Bank 3.45%, 7/27/2026	447,000	426,802
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	898,080
Fifth Third Bancorp
3.95%, 3/14/2028	500,000	474,813
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	65,405
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	230,569
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,250,000	1,226,959
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	268,369
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	640,000	595,848
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,141,000	980,973
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	820,672
KeyBank NA 3.30%, 6/1/2025	250,000	243,382
KeyCorp (SOFRINDX + 1.25%), 6.59%, 5/23/2025 (c)	184,000	184,075
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	1,150,000	1,124,260
3.75%, 1/11/2027	469,000	450,926
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.41%, 7/17/2025	400,000	382,137
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	555,432
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,750,000	1,743,128
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	403,645
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	286,000	264,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	320,214
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	565,806
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	339,023
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,200,000	1,139,284
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	202,896
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	769,801
Societe Generale SA (France)
2.63%, 1/22/2025 (b)	700,000	685,196

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
4.25%, 4/14/2025 (b)	400,000	393,448
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	1,737,000	1,600,172
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	800,000	783,616
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (b) (c)	630,000	642,206
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.90%, 9/17/2028	1,300,000	1,132,621
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	38,287
Truist Bank 3.30%, 5/15/2026	1,000,000	957,676
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	291,268
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	497,165
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	775,597
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	587,565
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	124,689
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	126,811
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	380,385
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	642,149
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	2,206,000	2,187,162
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	561,193
		49,319,082
Biotechnology — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	1,277,000	1,212,923
3.20%, 11/21/2029	800,000	729,368
5.05%, 3/15/2034	245,000	242,389
Amgen, Inc. 5.25%, 3/2/2030	200,000	200,522
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,523
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	391,975
		2,811,700
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	42,437
Capital Markets — 2.0%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	354,128
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	194,757
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	700,000	645,526
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	944,289
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	232,771
3.50%, 11/16/2026	1,185,000	1,133,903
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	512,000	413,204
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,000,000	1,669,262
Invesco Finance plc 3.75%, 1/15/2026	386,000	375,255
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	200,000	196,199
(SOFR + 2.30%), 6.26%, 12/7/2034 (b) (c)	300,000	309,995
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	40,000	38,754

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
4.35%, 9/8/2026	1,163,000	1,137,710
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,440,000	2,422,546
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	110,000	87,882
Nasdaq, Inc. 5.55%, 2/15/2034	138,000	137,792
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	800,000	737,590
2.68%, 7/16/2030	753,000	638,005
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	250,000	241,067
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	834,708
		12,745,343
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	519,280
RPM International, Inc. 2.95%, 1/15/2032	438,000	364,580
Westlake Corp. 3.60%, 8/15/2026	400,000	384,105
		1,267,965
Construction & Engineering — 0.1%
Quanta Services, Inc. 2.35%, 1/15/2032	446,000	360,674
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	34,531
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,404,000	1,306,388
3.00%, 10/29/2028	1,835,000	1,657,934
American Express Co. (SOFR + 1.33%), 6.34%, 10/30/2026 (c)	490,000	495,238
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	647,733
4.25%, 4/15/2026 (b)	832,000	805,559
4.38%, 5/1/2026 (b)	1,063,000	1,032,418
2.53%, 11/18/2027 (b)	4,393,000	3,920,621
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	573,800
General Motors Financial Co., Inc.
2.35%, 1/8/2031	1,590,000	1,297,186
5.95%, 4/4/2034	139,000	138,346
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.40%, 3/26/2029 (b)	37,000	37,389
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	201,971
		12,114,583
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	505,000	402,967
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	418,833
WRKCo, Inc. 4.90%, 3/15/2029	150,000	148,168
		567,001
Diversified REITs — 0.4%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	163,000	150,948
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	567,087
Simon Property Group LP 2.45%, 9/13/2029	200,000	174,342

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	800,000	665,109
2.25%, 4/1/2033	893,000	679,772
		2,237,258
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	881,000	778,554
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	1,100,000	936,374
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	163,684
Verizon Communications, Inc.
2.63%, 8/15/2026	793,000	750,589
1.68%, 10/30/2030	870,000	701,598
		3,330,799
Electric Utilities — 1.9%
Alabama Power Co. 5.85%, 11/15/2033	500,000	518,591
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	99,353
Arizona Public Service Co. 3.35%, 6/15/2024	322,000	321,646
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,119
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	293,705
Cleveland Electric Illuminating Co. (The)
5.50%, 8/15/2024	10,000	9,990
3.50%, 4/1/2028 (b)	386,000	359,329
4.55%, 11/15/2030 (b)	290,000	272,753
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	19,030
DTE Electric Co. 3.38%, 3/1/2025	100,000	98,278
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	53,697
Duke Energy Indiana LLC 5.25%, 3/1/2034	450,000	448,277
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	72,287
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	353,067
2.78%, 1/7/2032 (b)	554,000	447,478
Edison International 3.55%, 11/15/2024	714,000	706,664
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	79,690
Evergy, Inc. 2.90%, 9/15/2029	418,000	371,449
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	810,263
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	256,000	237,742
Fortis, Inc. (Canada) 3.06%, 10/4/2026	721,000	681,986
Interstate Power and Light Co. 4.10%, 9/26/2028	30,000	28,683
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	251,000	219,536
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	194,170
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	200,000	168,895
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	640,000	634,299
1.96%, 6/27/2030 (b)	500,000	413,414
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	722,981
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	436,841
4.55%, 7/1/2030	778,999	735,521
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	786,250
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	170,913
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	207,189
Southern Co. (The) 5.70%, 3/15/2034	207,000	210,005

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	10,000	9,470
Tampa Electric Co. 4.90%, 3/1/2029	274,000	270,855
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	210,000	200,934
Wisconsin Electric Power Co. 3.10%, 6/1/2025	400,000	390,796
		12,075,146
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	47,099
Energy Equipment & Services — 0.0% ^
Halliburton Co. 2.92%, 3/1/2030	200,000	178,116
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	39,000	37,188
		215,304
Financial Services — 0.5%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	286,484
Fiserv, Inc. 5.35%, 3/15/2031	850,000	846,366
Global Payments, Inc.
2.15%, 1/15/2027	901,000	830,830
3.20%, 8/15/2029	200,000	178,439
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	791,726
Nationwide Building Society (United Kingdom) 4.85%, 7/27/2027 (b)	300,000	295,640
		3,229,485
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	500,000	510,313
Campbell Soup Co. 5.40%, 3/21/2034	164,000	162,236
General Mills, Inc. 4.95%, 3/29/2033	151,000	146,644
J M Smucker Co. (The) 6.20%, 11/15/2033	264,000	275,787
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	87,487
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	376,000	362,458
3.00%, 10/15/2030 (b)	600,000	506,990
		2,051,915
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	207,730
Ground Transportation — 0.5%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	169,134
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	219,730
5.55%, 5/1/2028 (b)	1,218,000	1,222,458
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	637,000	589,499
3.25%, 3/15/2032	1,108,000	889,314
		3,090,135
Health Care Equipment & Supplies — 0.0% ^
Becton Dickinson & Co. 3.36%, 6/6/2024	46,000	45,990
Health Care Providers & Services — 0.5%
CommonSpirit Health
3.35%, 10/1/2029	455,000	415,679
2.78%, 10/1/2030	171,000	147,075
CVS Health Corp. 1.88%, 2/28/2031	581,000	462,226

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
4.13%, 6/15/2029	764,000	719,820
2.38%, 7/15/2031	600,000	489,498
Humana, Inc. 3.95%, 3/15/2027	292,000	281,512
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	289,071
2.95%, 6/30/2030	93,000	81,995
2.80%, 6/30/2031	287,000	244,710
		3,131,586
Health Care REITs — 0.6%
DOC DR LLC 2.63%, 11/1/2031	409,000	336,362
Healthcare Realty Holdings LP
3.10%, 2/15/2030	469,000	407,233
2.00%, 3/15/2031	429,000	336,989
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	412,664
Sabra Health Care LP 3.20%, 12/1/2031	1,040,000	857,039
Ventas Realty LP
3.50%, 2/1/2025	110,000	108,247
4.13%, 1/15/2026	45,000	43,933
3.25%, 10/15/2026	529,000	499,957
Welltower OP LLC 2.75%, 1/15/2032	904,000	755,025
		3,757,449
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,120,933
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	707,000	678,547
Insurance — 0.8%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	792,329
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	929,633
CNO Global Funding
1.75%, 10/7/2026 (b)	531,000	484,615
2.65%, 1/6/2029 (b)	200,000	173,792
F&G Global Funding 2.30%, 4/11/2027 (b)	1,004,000	901,553
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	348,833
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	477,942
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	381,390
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	18,995
3.70%, 5/15/2029	30,000	27,789
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650,000	664,260
		5,201,131
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	542,213
Media — 0.6%
Charter Communications Operating LLC 4.91%, 7/23/2025	372,000	368,203
Comcast Corp. 4.15%, 10/15/2028	1,244,000	1,201,079
Discovery Communications LLC 3.95%, 3/20/2028	1,452,000	1,360,417

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Paramount Global 2.90%, 1/15/2027	246,000	226,544
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	383,039
		3,539,282
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	260,000	218,476
2.85%, 4/27/2031 (b)	650,000	547,524
Steel Dynamics, Inc. 1.65%, 10/15/2027	324,000	287,742
		1,053,742
Multi-Utilities — 0.4%
Ameren Corp. 5.00%, 1/15/2029	650,000	639,663
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	266,555
CMS Energy Corp. 2.95%, 2/15/2027	170,000	158,876
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,537
Consumers Energy Co. 4.63%, 5/15/2033	300,000	286,348
NiSource, Inc. 5.25%, 3/30/2028	366,000	365,013
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	173,753
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	240,678
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	207,468
		2,347,891
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	775,746
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	386,557
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	799,119
		1,961,422
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	222,000	205,945
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	624,000	605,451
BP Capital Markets America, Inc. 2.72%, 1/12/2032	100,000	84,803
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	124,818
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (b)	84,000	82,376
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	694,596
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	795,000	776,914
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	801,773
Energy Transfer LP 5.95%, 12/1/2025	446,000	447,633
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	381,041
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,816,000	1,493,595
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	298,738
3.45%, 10/15/2027 (b)	637,000	598,319
HF Sinclair Corp. 5.88%, 4/1/2026	600,000	601,742
MPLX LP
4.13%, 3/1/2027	458,000	443,761
4.25%, 12/1/2027	118,000	114,045
2.65%, 8/15/2030	300,000	256,250
5.00%, 3/1/2033	350,000	332,567
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	400,060
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	417,821
Plains All American Pipeline LP
4.65%, 10/15/2025	357,000	352,631

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.55%, 12/15/2029	300,000	272,596
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	525,332
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	221,627
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	226,144
		10,760,578
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	97,006	96,307
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	30,000	27,785
5.20%, 2/22/2034	787,000	781,917
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	504,597
		1,314,299
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	493,460
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	312,339
		805,799
Residential REITs — 0.4%
Essex Portfolio LP 1.65%, 1/15/2031	679,000	533,389
Mid-America Apartments LP 1.70%, 2/15/2031	487,000	387,050
UDR, Inc.
3.20%, 1/15/2030	260,000	232,795
2.10%, 8/1/2032	266,000	205,723
2.10%, 6/15/2033	1,150,000	864,444
		2,223,401
Retail REITs — 0.5%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	369,786
2.25%, 4/1/2028	186,000	164,899
2.50%, 8/16/2031	440,000	359,406
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	236,380
4.30%, 10/15/2028	870,000	835,311
Realty Income Corp. 4.13%, 10/15/2026	200,000	194,838
Regency Centers LP
2.95%, 9/15/2029	300,000	267,776
3.70%, 6/15/2030	350,000	319,785
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	350,000	344,424
SITE Centers Corp. 3.63%, 2/1/2025	100,000	98,705
		3,191,310
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	759,305
3.14%, 11/15/2035 (b)	200,000	158,977
Foundry JV Holdco LLC
6.15%, 1/25/2032 (b)	212,000	216,045
6.25%, 1/25/2035 (b)	235,000	239,699
KLA Corp.
4.65%, 7/15/2032	62,000	60,077

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.70%, 2/1/2034	112,000	108,039
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	361,309
NXP BV (China) 2.50%, 5/11/2031	1,058,000	878,986
		2,782,437
Software — 0.2%
Oracle Corp.
2.65%, 7/15/2026	60,000	56,660
4.50%, 5/6/2028	295,000	288,564
2.88%, 3/25/2031	502,000	431,713
6.50%, 4/15/2038	50,000	53,381
Roper Technologies, Inc. 1.40%, 9/15/2027	200,000	177,011
Workday, Inc. 3.50%, 4/1/2027	300,000	286,669
		1,293,998
Specialized REITs — 0.6%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,534,036
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	567,528
Equinix, Inc. 2.90%, 11/18/2026	605,000	568,753
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	826,944
2.35%, 3/15/2032	467,000	370,072
		3,867,333
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	450,148
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	196,895
3.60%, 9/1/2027	203,000	193,055
1.75%, 3/15/2031	200,000	160,429
		1,000,527
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	668,691
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	816,000	727,945
		1,396,636
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/15/2026	345,000	318,533
3.63%, 4/1/2027	757,000	713,729
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	422,000	420,563
		1,452,825
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	774,000	686,962
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	435,326
3.88%, 4/15/2030	1,184,000	1,100,474
		2,222,762
Total Corporate Bonds (Cost $178,822,480)		169,329,413

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 20.5%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	13,986	13,935
Pool # C91802, 3.50%, 1/1/2035	1,798,860	1,694,892
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	87,155	86,162
Pool # A57681, 6.00%, 12/1/2036	549	562
Pool # G06493, 4.50%, 5/1/2041	365,714	353,404
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	875,983
Pool # U90690, 3.50%, 6/1/2042	378,284	339,781
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	743,082	709,038
Pool # RA5276, 2.50%, 5/1/2051	3,794,414	3,097,955
Pool # QC3244, 3.00%, 6/1/2051	2,465,368	2,089,451
Pool # QC7410, 2.50%, 9/1/2051	1,490,020	1,219,307
Pool # RA5906, 2.50%, 9/1/2051	1,337,105	1,096,811
Pool # QD7596, 2.50%, 2/1/2052	2,713,444	2,220,819
Pool # RA6702, 3.00%, 2/1/2052	3,399,159	2,864,705
Pool # SD3952, 2.50%, 3/1/2052	3,661,712	2,987,726
Pool # RA7937, 5.00%, 9/1/2052	3,538,943	3,411,131
Pool # SD3518, 5.50%, 7/1/2053	1,895,379	1,865,270
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	288,103	273,305
Pool # AP9584, 3.00%, 10/1/2032	1,367,368	1,281,614
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	121,813	123,936
Pool # 735503, 6.00%, 4/1/2035	33,645	34,369
Pool # 888460, 6.50%, 10/1/2036	222,024	230,729
Pool # 888890, 6.50%, 10/1/2037	4,843	5,039
Pool # 949320, 7.00%, 10/1/2037	19,265	19,789
Pool # 995149, 6.50%, 10/1/2038	11,205	11,390
Pool # 994410, 7.00%, 11/1/2038	118,951	122,186
Pool # AD9151, 5.00%, 8/1/2040	187,448	184,735
Pool # AE0681, 4.50%, 12/1/2040	448,663	432,985
Pool # BM3500, 4.00%, 9/1/2047	734,182	692,974
Pool # BM3499, 4.00%, 12/1/2047	932,980	862,702
Pool # BE8354, 4.00%, 3/1/2048	413,312	381,109
Pool # CA6989, 2.50%, 9/1/2050	2,118,151	1,745,841
Pool # FS5384, 2.50%, 6/1/2051	1,885,008	1,548,480
Pool # FM7957, 2.50%, 7/1/2051	3,120,609	2,550,558
Pool # FS6514, 2.50%, 9/1/2051	1,134,177	927,688
Pool # CB1878, 3.00%, 10/1/2051	2,605,841	2,211,028
Pool # CB2637, 2.50%, 1/1/2052	2,274,105	1,846,071
Pool # CB2670, 3.00%, 1/1/2052	2,118,651	1,785,770
Pool # FS5986, 2.50%, 2/1/2052	1,670,537	1,364,158
Pool # FS7749, 3.00%, 2/1/2052	1,094,574	931,092
Pool # FS0882, 2.50%, 3/1/2052	847,017	695,873
Pool # CB3265, 3.00%, 4/1/2052	3,375,134	2,852,202
Pool # CB3378, 4.00%, 4/1/2052	1,942,412	1,766,056
Pool # FS6323, 3.50%, 5/1/2052	2,757,145	2,436,170
Pool # CB3629, 4.00%, 5/1/2052	4,455,984	4,051,673
Pool # DA4015, 6.00%, 10/1/2053	604,865	606,346
Pool # DB3630, 5.50%, 6/1/2054	2,985,000	2,936,902

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,495,730
Pool # AN6732, 2.83%, 5/1/2027	1,165,797	1,096,854
Pool # AN7338, 3.06%, 11/1/2027	940,351	886,331
Pool # AN7943, 3.10%, 1/1/2028	2,355,133	2,211,532
Pool # AN1161, 3.05%, 4/1/2028	927,683	866,182
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,658,834
Pool # AN9486, 3.57%, 6/1/2028	3,665,739	3,485,980
Pool # AN2069, 2.35%, 8/1/2028	1,365,854	1,238,887
Pool # BL0907, 3.88%, 12/1/2028	700,000	666,969
Pool # BM4162, 3.12%, 10/1/2029 (f)	126,017	117,057
Pool # BL4333, 2.52%, 11/1/2029	1,124,146	1,002,059
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,401,420
Pool # BM7037, 1.75%, 3/1/2032 (f)	998,945	803,919
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,040,262
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	978,165
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,620,416
Pool # MA1125, 4.00%, 7/1/2042	494,305	459,762
Pool # MA1437, 3.50%, 5/1/2043	690,931	626,551
Pool # MA1463, 3.50%, 6/1/2043	663,240	601,437
Pool # BF0669, 4.00%, 6/1/2052	2,019,665	1,864,197
Pool # BF0230, 5.50%, 1/1/2058	3,048,544	3,094,726
Pool # BM6734, 4.00%, 8/1/2059	3,487,729	3,183,503
Pool # BF0497, 3.00%, 7/1/2060	1,694,464	1,383,486
Pool # BF0546, 2.50%, 7/1/2061	814,142	645,811
Pool # BF0617, 2.50%, 3/1/2062	2,055,080	1,609,773
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2054 (g)	9,805,000	7,916,055
TBA, 3.00%, 6/25/2054 (g)	14,000,000	11,770,802
TBA, 5.50%, 6/25/2054 (g)	1,970,000	1,938,044
TBA, 6.00%, 6/25/2054 (g)	8,500,000	8,511,674
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	58,057	60,347
Pool # BA7567, 4.50%, 5/20/2048	631,625	595,668
Pool # BI0416, 4.50%, 11/20/2048	73,047	69,583
Pool # BM9692, 4.50%, 7/20/2049	263,519	249,894
Total Mortgage-Backed Securities (Cost $137,484,750)		130,991,612
Asset-Backed Securities — 10.9%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	251,102	245,186
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	354,890	320,612
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,799,245
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	71,234	64,664
Series 2021-1, Class B, 3.95%, 7/11/2030	962,745	882,224
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (b)	88,322	88,321
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	799,000	795,817
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	676,333	665,067
Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,020,231

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)	2,019,000	1,899,796
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	526,971	496,528
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	511,324	500,854
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	710,000	686,334
Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	461,215
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	838,367	807,339
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/2025	274,921	272,698
Series 2023-4, Class A3, 6.00%, 7/17/2028	241,000	243,480
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	575,381	562,569
Series 2023-N1, Class A, 6.36%, 4/12/2027 (b)	401,126	401,918
Series 2022-P3, Class A3, 4.61%, 11/10/2027	244,520	242,027
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,524,043
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	123,482	121,077
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	496,407	486,981
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	651,000	646,847
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	2,165,482	2,156,723
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	57,735	57,561
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,137,420
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	797,251
DT Auto Owner Trust
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	605,392	598,771
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	760,000	715,977
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	1,798,000	1,788,164
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	756,000	751,572
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	1,247,754	1,247,165
Series 2023-5A, Class A3, 6.32%, 3/15/2027	471,000	472,524
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,076,000	1,068,634
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	245,286
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	283,781
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	439,140	440,356
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	1,017,924	958,219
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	544,869
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,630,415
Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	107,646	106,840
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	363,099	359,557
Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	72,940	72,789
Series 2023-2, Class A2, 5.76%, 4/15/2027 (b)	735,864	735,117
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	1,800,000	1,780,471
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	1,922,621
GLS Auto Receivables Issuer Trust Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	463,972	457,017
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	480,000	479,958
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	19,536	19,470
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	109,827	96,304

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	922,000	892,449
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,152,153	1,076,753
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	1,063,000	1,055,418
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	177,000	175,037
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (b)	324,366	325,151
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	531,111	489,387
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	101,861	94,825
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	820,169	814,636
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	1,534,000	1,528,003
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	423,609	413,785
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (b)	785,000	740,346
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	350,000	323,337
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,029,954
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,987,646	1,734,573
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,252,224	1,197,642
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	902,457
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (e)	536,853	526,498
Santander Drive Auto Receivables Trust
Series 2022-5, Class B, 4.43%, 3/15/2027	562,000	558,222
Series 2023-1, Class B, 4.98%, 2/15/2028	440,000	436,973
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	751,384
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	299,709
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	236,372	235,353
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	1,780,000	1,792,770
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	62,317	61,046
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	102,939	91,906
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	159,633	145,380
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	313,000	312,049
Toyota Auto Receivables Owner Trust
Series 2021-A, Class A3, 0.26%, 5/15/2025	13,265	13,258
Series 2020-C, Class A4, 0.57%, 10/15/2025	138,004	137,718
Series 2021-C, Class A4, 0.72%, 1/15/2027	800,000	758,669
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	698,414	642,996
Series 2016-2, Class AA, 2.88%, 10/7/2028	708,427	641,129
Series 2018-1, Class AA, 3.50%, 3/1/2030	464,372	425,142
Series 2018-1, Class A, 3.70%, 3/1/2030	776,647	699,562
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (b)	140,711	138,281
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	463,791
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (b) (e)	292,301	283,862
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	554,622	540,196
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (b) (e)	643,159	621,763
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (e)	455,827	446,831
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (e)	633,060	624,721
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (e)	374,121	368,729
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (e)	609,355	601,049
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	818,854	807,999
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	551,045	526,087
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	1,693,559	1,691,509
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	806,000	774,100

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	450,000	448,322
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	180,000	179,685
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	208,376	206,432
Series 2021-C, Class A3, 0.44%, 8/17/2026	280,967	274,806
Series 2023-D, Class A3, 5.79%, 2/15/2029	275,000	277,436
Total Asset-Backed Securities (Cost $71,993,835)		69,759,021
Collateralized Mortgage Obligations — 6.4%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	207
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.25%, 12/25/2034 (f)	6,208	5,898
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,664	3,399
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	80	78
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (e)	603,303	593,253
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,302,996	1,167,917
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,310,910	1,172,143
Series 2017-4, Class MT, 3.50%, 6/25/2057	332,432	293,275
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,358,742	1,236,522
Series 2019-3, Class M55D, 4.00%, 10/25/2058	305,559	277,549
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,132,177	2,731,797
FHLMC, REMIC
Series 3544, Class BC, 4.00%, 6/15/2024	35	35
Series 3546, Class NB, 4.00%, 6/15/2024	2,743	2,736
Series 3562, Class JC, 4.00%, 8/15/2024	9,824	9,785
Series 3563, Class BD, 4.00%, 8/15/2024	2,109	2,102
Series 3571, Class MY, 4.00%, 9/15/2024	2,693	2,684
Series 3575, Class EB, 4.00%, 9/15/2024	933	930
Series 3577, Class B, 4.00%, 9/15/2024	13,888	13,827
Series 3578, Class KB, 4.00%, 9/15/2024	1,809	1,801
Series 2989, Class TG, 5.00%, 6/15/2025	18,547	18,441
Series 2988, Class TY, 5.50%, 6/15/2025	1,510	1,502
Series 3816, Class HA, 3.50%, 11/15/2025	231,163	227,589
Series 3087, Class KX, 5.50%, 12/15/2025	5,497	5,461
Series 3787, Class AY, 3.50%, 1/15/2026	93,414	91,831
Series 3794, Class LB, 3.50%, 1/15/2026	65,826	64,684
Series 3102, Class CE, 5.50%, 1/15/2026	38,569	38,319
Series 3123, Class HT, 5.00%, 3/15/2026	7,786	7,727
Series 3121, Class JD, 5.50%, 3/15/2026	3,147	3,124
Series 3150, Class EQ, 5.00%, 5/15/2026	18,171	18,017
Series 3898, Class KH, 3.50%, 6/15/2026	111,719	109,471
Series 3885, Class AC, 4.00%, 6/15/2026	13,258	13,184
Series 3911, Class B, 3.50%, 8/15/2026	127,560	124,947
Series 3959, Class PB, 3.00%, 11/15/2026	847,467	824,442
Series 3337, Class MD, 5.50%, 6/15/2027	10,794	10,723
Series 2110, Class PG, 6.00%, 1/15/2029	29,418	29,358
Series 3563, Class LB, 4.00%, 8/15/2029	4,768	4,636
Series 3653, Class B, 4.50%, 4/15/2030	47,726	46,942
Series 3824, Class EY, 3.50%, 3/15/2031	129,085	123,994
Series 2525, Class AM, 4.50%, 4/15/2032	279,269	272,804
Series 2441, Class GF, 6.50%, 4/15/2032	9,310	9,526
Series 2436, Class MC, 7.00%, 4/15/2032	4,470	4,513
Series 2760, Class KT, 4.50%, 9/15/2032	34,605	33,745

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2505, Class D, 5.50%, 9/15/2032	38,314	38,417
Series 2544, Class KE, 5.50%, 12/15/2032	26,521	26,629
Series 2557, Class HL, 5.30%, 1/15/2033	65,274	64,185
Series 2575, Class PE, 5.50%, 2/15/2033	20,498	20,630
Series 2586, Class WG, 4.00%, 3/15/2033	79,925	76,819
Series 2596, Class QD, 4.00%, 3/15/2033	71,379	67,469
Series 2621, Class QH, 5.00%, 5/15/2033	81,835	81,138
Series 2624, Class QH, 5.00%, 6/15/2033	99,082	98,241
Series 2648, Class BK, 5.00%, 7/15/2033	8,786	8,708
Series 4238, Class UY, 3.00%, 8/15/2033	1,964,386	1,836,649
Series 2673, Class PE, 5.50%, 9/15/2033	156,939	158,029
Series 2696, Class DG, 5.50%, 10/15/2033	146,035	147,076
Series 2725, Class TA, 4.50%, 12/15/2033	273,037	266,524
Series 2733, Class ME, 5.00%, 1/15/2034	134,629	133,497
Series 2768, Class PK, 5.00%, 3/15/2034	148,818	146,112
Series 2934, Class KG, 5.00%, 2/15/2035	107,242	106,407
Series 3077, Class TO, PO, 4/15/2035	1,431	1,409
Series 2960, Class JH, 5.50%, 4/15/2035	302,667	304,587
Series 3082, Class PW, 5.50%, 12/15/2035	22,159	22,184
Series 3084, Class BH, 5.50%, 12/15/2035	460,699	465,992
Series 3098, Class KG, 5.50%, 1/15/2036	479,161	484,767
Series 3136, Class CO, PO, 4/15/2036	7,790	6,658
Series 3145, Class AJ, 5.50%, 4/15/2036	18,185	18,407
Series 3819, Class ZQ, 6.00%, 4/15/2036	321,786	327,946
Series 3200, PO, 8/15/2036	36,733	29,993
Series 3270, Class AT, 5.50%, 1/15/2037	12,024	12,041
Series 3272, Class PA, 6.00%, 2/15/2037	3,353	3,436
Series 3348, Class HT, 6.00%, 7/15/2037	31,074	31,828
Series 3501, Class A, 4.50%, 1/15/2039	86,442	81,866
Series 3508, Class PK, 4.00%, 2/15/2039	1,632	1,518
Series 3513, Class A, 4.50%, 2/15/2039	7,388	7,088
Series 3653, Class HJ, 5.00%, 4/15/2040	324,556	322,337
Series 3677, Class KB, 4.50%, 5/15/2040	613,454	597,720
Series 3677, Class PB, 4.50%, 5/15/2040	296,167	289,371
Series 3715, Class PC, 4.50%, 8/15/2040	103,420	100,720
Series 3955, Class HB, 3.00%, 12/15/2040	46,560	45,260
Series 3828, Class PU, 4.50%, 3/15/2041	38,136	37,014
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	121,148	118,991
Series 3956, Class EB, 3.25%, 11/15/2041	664,410	595,476
Series 3963, Class JB, 4.50%, 11/15/2041	967,787	938,621
Series 4026, Class MQ, 4.00%, 4/15/2042	37,245	35,461
Series 4616, Class HP, 3.00%, 9/15/2046	911,295	794,548
Series 3688, Class GT, 7.54%, 11/15/2046 (f)	16,274	17,047
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	403,359	368,321
FNMA, REMIC
Series 2004-53, Class NC, 5.50%, 7/25/2024	19	19
Series 2010-49, Class KB, 4.00%, 5/25/2025	11,181	11,074
Series 2010-41, Class DC, 4.50%, 5/25/2025	124	124
Series 1997-57, Class PN, 5.00%, 9/18/2027	26,948	26,419
Series 2009-39, Class LB, 4.50%, 6/25/2029	36,519	35,693
Series 2009-96, Class DB, 4.00%, 11/25/2029	39,067	38,153
Series 2010-28, Class DE, 5.00%, 4/25/2030	118,531	117,660
Series 2001-63, Class TC, 6.00%, 12/25/2031	27,097	27,349

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2001-81, Class HE, 6.50%, 1/25/2032	65,968	67,399
Series 2002-75, Class GB, 5.50%, 11/25/2032	27,168	26,671
Series 2011-39, Class ZA, 6.00%, 11/25/2032	282,797	288,577
Series 2002-85, Class PE, 5.50%, 12/25/2032	22,002	22,096
Series 2003-21, Class OU, 5.50%, 3/25/2033	17,929	18,023
Series 2003-26, Class EB, 3.50%, 4/25/2033	472,533	449,116
Series 2003-23, Class CH, 5.00%, 4/25/2033	17,947	17,770
Series 2003-63, Class YB, 5.00%, 7/25/2033	62,208	61,544
Series 2003-69, Class N, 5.00%, 7/25/2033	112,360	110,802
Series 2003-80, Class QG, 5.00%, 8/25/2033	145,754	144,196
Series 2003-85, Class QD, 5.50%, 9/25/2033	63,491	63,835
Series 2003-94, Class CE, 5.00%, 10/25/2033	6,813	6,692
Series 2005-5, Class CK, 5.00%, 1/25/2035	84,516	82,180
Series 2005-29, Class WC, 4.75%, 4/25/2035	141,881	137,566
Series 2005-48, Class TD, 5.50%, 6/25/2035	154,491	155,927
Series 2005-53, Class MJ, 5.50%, 6/25/2035	150,044	151,281
Series 2005-58, Class EP, 5.50%, 7/25/2035	8,873	8,877
Series 2005-68, Class BE, 5.25%, 8/25/2035	150,238	149,401
Series 2005-68, Class PG, 5.50%, 8/25/2035	54,647	54,739
Series 2005-102, Class PG, 5.00%, 11/25/2035	204,374	202,442
Series 2005-110, Class GL, 5.50%, 12/25/2035	256,964	259,547
Series 2006-49, Class PA, 6.00%, 6/25/2036	28,460	28,979
Series 2009-19, Class PW, 4.50%, 10/25/2036	161,537	157,223
Series 2006-114, Class HE, 5.50%, 12/25/2036	195,675	197,072
Series 2007-33, Class HE, 5.50%, 4/25/2037	14,292	14,381
Series 2007-65, Class KI, IF, IO, 1.18%, 7/25/2037 (f)	3,428	289
Series 2007-71, Class KP, 5.50%, 7/25/2037	11,783	11,412
Series 2007-71, Class GB, 6.00%, 7/25/2037	114,897	117,530
Series 2009-86, Class OT, PO, 10/25/2037	20,955	17,028
Series 2008-72, Class BX, 5.50%, 8/25/2038	9,739	9,811
Series 2008-74, Class B, 5.50%, 9/25/2038	4,567	4,594
Series 2009-37, Class KI, IF, IO, 0.56%, 6/25/2039 (f)	2,677	118
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	6,612	1,181
Series 2009-92, Class AD, 6.00%, 11/25/2039	187,265	185,498
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (f)	47,539	3,564
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,014,988	1,006,389
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (f)	18,841	1,050
Series 2010-37, Class CY, 5.00%, 4/25/2040	604,125	598,459
Series 2010-54, Class EA, 4.50%, 6/25/2040	16,204	15,656
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,327	2,295
Series 2010-71, Class HJ, 5.50%, 7/25/2040	67,119	67,878
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,482,597	1,442,931
Series 2011-41, Class KL, 4.00%, 5/25/2041	839,355	795,278
Series 2011-50, Class LP, 4.00%, 6/25/2041	346,897	321,934
Series 2012-137, Class CF, 5.74%, 8/25/2041 (f)	63,931	63,602
Series 2012-103, Class DA, 3.50%, 10/25/2041	6,515	6,412
Series 2012-14, Class DE, 3.50%, 3/25/2042	544,543	495,940
Series 2012-139, Class JA, 3.50%, 12/25/2042	267,763	245,103
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,109,298
Series 2019-65, Class PA, 2.50%, 5/25/2048	193,390	169,318
Series 2009-96, Class CB, 4.00%, 11/25/2049	13,115	11,822
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,290,172	2,138,281
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	19,580	17,461

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	128,286	127,938
Series 2003-65, Class AP, 5.50%, 8/20/2033	42,907	42,792
Series 2003-77, Class TK, 5.00%, 9/16/2033	174,429	173,896
Series 2004-16, Class GC, 5.50%, 2/20/2034	456,425	456,303
Series 2004-54, Class BG, 5.50%, 7/20/2034	9,704	9,709
Series 2004-93, Class PD, 5.00%, 11/16/2034	266,988	263,484
Series 2004-101, Class BE, 5.00%, 11/20/2034	229,960	226,387
Series 2005-11, Class PL, 5.00%, 2/20/2035	109,936	108,252
Series 2005-26, Class XY, 5.50%, 3/20/2035	421,679	422,041
Series 2005-33, Class AY, 5.50%, 4/16/2035	105,380	105,152
Series 2005-49, Class B, 5.50%, 6/20/2035	36,592	36,670
Series 2005-51, Class DC, 5.00%, 7/20/2035	87,552	86,221
Series 2005-56, Class BD, 5.00%, 7/20/2035	13,530	13,341
Series 2006-7, Class ND, 5.50%, 8/20/2035	13,644	13,664
Series 2007-37, Class LB, 5.50%, 6/16/2037	111,004	111,423
Series 2007-79, Class BL, 5.75%, 8/20/2037	79,193	79,122
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (f)	73,992	2,439
Series 2008-7, Class PQ, 5.00%, 2/20/2038	232,606	228,953
Series 2008-9, Class PW, 5.25%, 2/20/2038	246,844	245,442
Series 2008-23, Class YA, 5.25%, 3/20/2038	57,461	57,173
Series 2008-35, Class NF, 5.00%, 4/20/2038	58,957	58,025
Series 2008-34, Class PG, 5.25%, 4/20/2038	68,315	67,905
Series 2008-33, Class PB, 5.50%, 4/20/2038	197,462	197,579
Series 2008-38, Class BG, 5.00%, 5/16/2038	319,179	314,469
Series 2008-43, Class NB, 5.50%, 5/20/2038	99,529	98,830
Series 2008-56, Class PX, 5.50%, 6/20/2038	193,550	192,490
Series 2008-58, Class PE, 5.50%, 7/16/2038	516,242	517,387
Series 2008-62, Class SA, IF, IO, 0.72%, 7/20/2038 (f)	1,442	10
Series 2008-76, Class US, IF, IO, 0.47%, 9/20/2038 (f)	43,210	1,016
Series 2011-97, Class WA, 6.10%, 11/20/2038 (f)	381,652	386,672
Series 2008-95, Class DS, IF, IO, 1.87%, 12/20/2038 (f)	40,187	1,029
Series 2009-14, Class AG, 4.50%, 3/20/2039	69,438	67,184
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (f)	91,779	4,980
Series 2009-61, Class AP, 4.00%, 8/20/2039	6,987	6,686
Series 2010-130, Class BD, 4.00%, 12/20/2039	223,867	215,601
Series 2010-157, Class OP, PO, 12/20/2040	67,809	55,907
Series 2014-H11, Class VA, 5.94%, 6/20/2064 (f)	894,455	892,966
Series 2015-H20, Class FA, 5.91%, 8/20/2065 (f)	1,206,742	1,204,536
Series 2015-H26, Class FG, 5.96%, 10/20/2065 (f)	833,450	827,919
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	34,945	33,466
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.08%, 11/25/2033 (f)	51,272	48,898
Series 2007-A1, Class 5A5, 5.52%, 7/25/2035 (f)	17,433	16,862
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.42%, 4/21/2034 (f)	28,341	26,662
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.08%, 10/25/2028 (f)	22,446	20,853
Series 2004-B, Class A1, 5.94%, 5/25/2029 (f)	31,227	29,798
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	15,727	15,224
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	6,812
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	359,380	336,107
Sequoia Mortgage Trust Series 2004-11, Class A1, 6.03%, 12/20/2034 (f)	110,698	97,812
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 6.13%, 1/19/2034 (f)	63,995	59,360

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.63%, 12/25/2044 (f)	91,518	84,612
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	232,634	228,455
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.85%, 10/25/2033 (f)	52,174	47,765
Total Collateralized Mortgage Obligations (Cost $44,634,755)		40,905,293
Commercial Mortgage-Backed Securities — 5.9%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (f)	641,961	598,883
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	1,400,000	1,359,924
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,388,805
FHLMC, Multi-Family Structured Pass-Through Certificates
Series J22F, Class A2, 4.09%, 9/25/2024	45,696	45,410
Series KL3L, Class ALNZ, 3.32%, 4/25/2025 (f)	2,000,000	1,960,037
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	334,333	321,060
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,897,069
Series K072, Class A2, 3.44%, 12/25/2027	473,000	449,546
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	573,523
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,832,093
Series K145, Class AM, 2.58%, 6/25/2055	880,000	743,415
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	915,686	872,536
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,153,700	1,093,891
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	2,640,455	2,501,032
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (f)	345,770	324,645
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (f)	3,033,867	2,843,064
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (f)	1,822,755	1,709,660
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	2,364,610	2,216,031
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	380,186	360,614
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (f)	2,007,659	1,853,497
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	1,136,865	1,038,111
Series 2020-M50, Class A2, 1.20%, 10/25/2030	369,790	332,628
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	5,481,270	307,716
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (f)	1,517,000	1,209,287
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	5,000,000	4,015,282
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	9,993	9,737
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (f)	323,219	24,041
FREMF Mortgage Trust Series 2015-K44, Class B, 3.72%, 1/25/2048 (b) (f)	1,500,000	1,476,133
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,426,395
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	267,146
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,438,896
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	27,444	25,742
Total Commercial Mortgage-Backed Securities (Cost $40,518,166)		37,515,849
Foreign Government Securities — 0.2%
Republic of Colombia 7.38%, 9/18/2037	300,000	289,500
United Mexican States
4.13%, 1/21/2026	332,000	324,530
2.66%, 5/24/2031	1,000,000	824,500
Total Foreign Government Securities (Cost $1,660,255)		1,438,530

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (h) (i) (Cost $36,403,276)	36,392,136	36,399,414
Total Investments — 104.2% (Cost $691,415,558)		664,552,402
Liabilities in Excess of Other Assets — (4.2)%		(26,835,261)
NET ASSETS — 100.0%		637,717,141

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $1,513,331 or 0.24% of the Fund’s net
assets as of May 31, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	701	09/19/2024	USD	76,387,094	4,074
U.S. Treasury 10 Year Ultra Note	153	09/19/2024	USD	17,181,422	(73,235)
U.S. Treasury 5 Year Note	834	09/30/2024	USD	88,364,906	115,613
					46,452
Short Contracts
U.S. Treasury Long Bond	(52)	09/19/2024	USD	(6,058,000)	12,419
U.S. Treasury Ultra Bond	(89)	09/19/2024	USD	(10,927,531)	154,859
U.S. Treasury 2 Year Note	(79)	09/30/2024	USD	(16,101,188)	(14,349)
					152,929
					199,381

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2024 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.25% at termination	Receive	2/8/2027	USD79,054,000	—	1,025,014	1,025,014
CPI-U at termination	2.33% at termination	Receive	12/18/2028	USD5,054,000	—	69,121	69,121
CPI-U at termination	2.34% at termination	Receive	1/5/2029	USD3,957,000	—	54,406	54,406
CPI-U at termination	2.40% at termination	Receive	3/14/2026	USD7,982,000	—	56,912	56,912
CPI-U at termination	2.41% at termination	Receive	4/3/2026	USD28,868,000	74,865	96,805	171,670
CPI-U at termination	2.43% at termination	Receive	3/1/2026	USD11,815,540	(20,742)	107,728	86,986
CPI-U at termination	2.44% at termination	Receive	2/28/2029	USD81,520,000	60,030	839,874	899,904
CPI-U at termination	2.45% at termination	Receive	2/28/2029	USD35,269,000	(11,267)	382,918	371,651
CPI-U at termination	2.47% at termination	Receive	3/18/2026	USD5,440,000	—	31,144	31,144
CPI-U at termination	2.47% at termination	Receive	4/3/2029	USD31,728,000	83,866	169,592	253,458
CPI-U at termination	2.48% at termination	Receive	2/2/2034	USD5,213,000	—	82,528	82,528
CPI-U at termination	2.49% at termination	Receive	3/27/2026	USD3,335,000	—	16,240	16,240
CPI-U at termination	2.49% at termination	Receive	4/3/2029	USD3,326,000	—	24,103	24,103
CPI-U at termination	2.50% at termination	Receive	2/28/2034	USD14,320,000	12,673	190,372	203,045
CPI-U at termination	2.52% at termination	Receive	3/21/2034	USD63,781,000	21,027	752,095	773,122
CPI-U at termination	2.53% at termination	Receive	4/3/2029	USD30,265,000	17,750	143,684	161,434
CPI-U at termination	2.53% at termination	Receive	4/3/2034	USD24,750,000	73,247	179,813	253,060
CPI-U at termination	2.56% at termination	Receive	4/3/2034	USD3,845,000	4,273	24,546	28,819
CPI-U at termination	2.61% at termination	Receive	6/4/2034	USD3,179,000	—	—	—
CPI-U at termination	2.62% at termination	Receive	5/2/2034	USD6,169,000	—	4,770	4,770
					315,722	4,251,665	4,567,387
					315,722	4,251,665	4,567,387

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.14%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.42-V1	1.00	Quarterly	6/20/2029	0.50	USD 91,322,000	(1,947,682)	(285,468)	(2,233,150)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	4.55 annually	Pay	5/5/2026	USD103,923,000	—	132,289	132,289
1 day SOFR annually	4.08 annually	Receive	5/3/2034	USD26,948,000	—	(130,500)	(130,500)
1 day SOFR annually	4.07 annually	Receive	2/15/2034	USD20,944,000	(5,852)	(1,672)	(7,524)
					(5,852)	(132,172)	(138,024)
					(5,852)	117	(5,735)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 Day SOFR	5.34%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$68,717,097	$1,041,924	$69,759,021
Collateralized Mortgage Obligations	—	40,905,086	207	40,905,293
Commercial Mortgage-Backed Securities	—	37,515,849	—	37,515,849
Corporate Bonds	—	169,329,413	—	169,329,413
Foreign Government Securities	—	1,438,530	—	1,438,530
Mortgage-Backed Securities	—	130,991,612	—	130,991,612
U.S. Treasury Obligations	—	178,213,270	—	178,213,270
Short-Term Investments
Investment Companies	36,399,414	—	—	36,399,414
Total Investments in Securities	$36,399,414	$627,110,857	$1,042,131	$664,552,402
Appreciation in Other Financial Instruments
Futures Contracts	$286,965	$—	$—	$286,965
Swaps	—	4,383,954	—	4,383,954
Depreciation in Other Financial Instruments
Futures Contracts	(87,584)	—	—	(87,584)
Swaps	—	(417,640)	—	(417,640)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$199,381	$3,966,314	$—	$4,165,695
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$100,751,178	$34,711,159	$99,042,316	$(16,721)	$(3,886)	$36,399,414	36,392,136	$757,650	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.